Quarterly Financial Information - Trust	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information [Text Block]
Quarterly Financial Information for the Trust (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Share, for all periods presented.

2012
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,155)	12,201	(7,926)	(21,031)
Income from discontinued operations	3,181	4,176	1,476	25,238
Net (loss) income available to common shareholders	$(5,974)	$16,377	$(6,450)	$4,207

Net (loss) income per share:
Basic	$(0.07)	$0.19	$(0.08)	$0.05
Diluted	$(0.07)	$0.19	$(0.08)	$0.05
Weighted average common shares outstanding:
Basic	87,012	87,201	87,325	87,454
Diluted	87,012	87,490	87,325	87,454

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.
In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,128)	(9,580)	(12,537)	4,784
Income from discontinued operations	2,517	3,143	24,924	3,124
Net (loss) income attributable to parent company	(11,611)	(6,437)	12,387	7,908
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common shareholders	$(11,611)	$(6,437)	$12,387	$9,089

Net (loss) income per share:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common shares outstanding:
Basic	79,512	83,588	86,573	86,769
Diluted	79,512	83,588	86,573	87,010

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).

The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.
Quarterly Financial Information for CRLP (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Unit, for all periods presented.

2012
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,902)	9,050	(8,575)	(22,736)
Income from discontinued operations	3,440	4,516	1,602	27,283
Net (loss) income available to common unitholders	$(6,462)	$13,566	$(6,973)	$4,547

Net (loss) income per unit:
Basic	$(0.07)	$0.15	$(0.08)	$0.05
Diluted	$(0.07)	$0.15	$(0.08)	$0.05
Weighted average common units outstanding:
Basic	94,181	94,363	94,478	94,607
Diluted	94,181	94,652	94,478	94,607

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.

In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,504)	(9,498)	(12,605)	6,142
Income from discontinued operations	2,745	3,413	27,051	3,381
Net (loss) income attributable to CRLP	(11,759)	(6,085)	14,446	9,523
Distributions to preferred unitholders	(906)	(906)	(906)	(867)
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common unitholders	$(12,665)	$(6,991)	$13,540	$9,837

Net (loss) income per unit:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common units outstanding:
Basic	86,796	90,847	93,826	93,960
Diluted	86,796	90,847	93,826	94,201

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).
The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.